Provision for post-employment benefits - Fair Value of Assets and Assessed Present Value of Liabilities in Pension Plans (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Pension Costs [abstract]
Fair value of assets, Equities	£ 26.7	£ 31.8	£ 41.6
Fair value of assets, Bonds	208.8	259.7	284.2
Fair value of assets, Insured annuities	149.2	222.5	252.8
Fair value of assets, Property	1.4	1.0	0.7
Fair value of assets, Cash	18.1	15.3	14.7
Fair value of assets, Other	26.3	21.8	22.6
Total fair value of assets	430.5	552.1	616.6
Present value of liabilities	(552.6)	(688.5)	(772.7)
Deficit in the plans	(122.1)	(136.4)	(156.1)
Irrecoverable surplus	0.0	(0.2)	(0.6)
Net liability	(122.1)	(136.6)	(156.7)
Plans in surplus2	15.4	30.1	27.2
Plans in deficit	£ (137.5)	£ (166.7)	£ (183.9)
Fair value of assets allocation, Equities	6.20%	5.80%	6.70%
Fair value of assets allocation, Bonds	48.50%	47.00%	46.10%
Fair value of assets allocation, Insured annuities	34.70%	40.30%	41.00%
Fair value of assets allocation, Property	0.30%	0.20%	0.10%
Fair value of assets allocation, Cash	4.20%	2.80%	2.40%
Fair value of assets allocation, Other	6.10%	3.90%	3.70%
Total fair value of assets allocation	100.00%	100.00%	100.00%